Segments - Additional Information (Detail) £ in Millions	6 Months Ended
	Jun. 30, 2020 GBP (£)	Jun. 30, 2021 GBP (£) segment	Dec. 31, 2020 GBP (£)
Disclosure of operating segments [line items]
Number of segments | segment		4
Total assets		£ 285,614	£ 292,332
Customer deposits		189,370	185,707
Retail Banking
Disclosure of operating segments [line items]
Total assets		195,480	192,070
Customer deposits		156,713	152,167
Retail Banking | Reclassified Amounts
Disclosure of operating segments [line items]
Total assets			(2,000)
Customer deposits			(3,100)
Profit (loss) before tax	£ 28
Corporate & Commercial Banking
Disclosure of operating segments [line items]
Total assets		17,055	17,626
Customer deposits		25,244	24,985
Corporate & Commercial Banking | Reclassified Amounts
Disclosure of operating segments [line items]
Total assets			2,000
Customer deposits			3,100
Corporate loans			400
Profit (loss) before tax	(31)
Corporate Centre
Disclosure of operating segments [line items]
Total assets		71,022	79,852
Customer deposits		3,596	2,049
Corporate Centre | Reclassified Amounts
Disclosure of operating segments [line items]
Corporate loans			(400)
Profit (loss) before tax	7
Corporate & Investment Banking
Disclosure of operating segments [line items]
Total assets		2,057	2,784
Customer deposits		£ 3,817	£ 6,506
Corporate & Investment Banking | Reclassified Amounts
Disclosure of operating segments [line items]
Profit (loss) before tax	£ (4)